INCOME TAX EXPENSES (Schedule of Balances of Deferred Tax Asset (Liability)) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance of deferred tax asset (liability) in respect of
As at January 1	₪ 29	₪ 41	₪ 38
Charged to the income statement	7	(12)	(3)
Charged to the comprehensive income statement	(2)
Charged to retained earnings upon implementation of IFRS 16			6
As at December 31	34	29	41
Allowance for credit losses [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	34	39	43
Charged to the income statement	(5)	(5)	(4)
As at December 31	29	34	39
Provisions for employee rights [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	13	18	17
Charged to the income statement	3	(5)	1
Charged to the comprehensive income statement	(2)
As at December 31	14	13	18
Depreciable fixed assets and software [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	1	(11)	(19)
Charged to the income statement	14	12	8
As at December 31	15	1	(11)
Lease - Right-of-use assets [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	(152)	(134)
Charged to the income statement	(4)	(18)	17
Charged to retained earnings upon implementation of IFRS 16			(151)
As at December 31	(156)	(152)	(134)
Leases liabilities [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	161	142
Charged to the income statement	5	19	(15)
Charged to retained earnings upon implementation of IFRS 16			157
As at December 31	166	161	142
Intangibles, deferred expenses and carry forward losses [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	(53)	(40)	(19)
Charged to the income statement	2	(13)	(21)
As at December 31	(51)	(53)	(40)
Carry forward losses [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	20	21	11
Charged to the income statement	(7)	(1)	10
As at December 31	13	20	21
Options granted to employees and other [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	5	6	5
Charged to the income statement	(1)	(1)	1
As at December 31	₪ 4	₪ 5	₪ 6